EQUITY (Tables)	6 Months Ended
Jun. 30, 2022
Equity [abstract]
Disclosure of classes of share capital	CAPITAL SECURITIES
The partnership has the following capital securities outstanding as of June 30, 2022 and December 31, 2021:

(US$ Millions)	Shares outstanding	Cumulative dividend rate	Jun. 30, 2022	Dec. 31, 2021
Operating Partnership Class A Preferred Equity Units:
Series 2	24,000,000	6.50%	$570	$565
Series 3	24,000,000	6.75%	550	546
New LP Preferred Units(1)	19,273,654	6.75%	474	474
Brookfield Office Properties Inc. (“BPO”) Class B Preferred Shares:
Series 1(2)	3,600,000	70% of bank prime	—	—
Series 2(2)	3,000,000	70% of bank prime	—	—
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	842,534	5.25%	21	21
Series 2	556,746	5.75%	11	11
Series 3	779,092	5.00%	15	15
Series 4	582,894	5.20%	11	12
Rouse Properties L.P. (“Rouse”) Series A Preferred Shares	5,600,000	5.00%	142	142
Brookfield India Real Estate Trust (“India REIT”)	155,003,656	n/a(3)	481	440
Capital Securities – Fund Subsidiaries			922	859
Total capital securities			$3,197	$3,085

Current			60	61
Non-current			3,137	3,024
Total capital securities			$3,197	$3,085
(1)New LP Preferred Units shares outstanding is presented net of intracompany shares held by the Operating Partnership.
(2)BPO Class B Preferred Shares, Series 1 and 2 capital securities are owned indirectly by Brookfield Asset Management. BPO has an offsetting loan receivable against these securities earning interest at 95% of bank prime.
(3)The dividend rate pertaining to India REIT is equal to a minimum of 90% of net distributable cash flows.

Capital securities includes $474 million (December 31, 2021 - $474 million) of preferred equity interests issued in connection with the Privatization which have been classified as a liability, rather than as a non-controlling interest, due to the fact that the holders of such interests can demand cash payment upon maturity of July 26, 2081, for the liquidation preference of $25.00 per unit and any accumulated unpaid dividends.

Cumulative preferred dividends on the BOP Split Senior Preferred Shares are payable quarterly, as and when declared by BOP Split. On August 5, 2022, BOP Split declared quarterly dividends payable for the BOP Split Senior Preferred Shares.

Capital securities also includes $142 million at June 30, 2022 (December 31, 2021 - $142 million) of preferred equity interests held by a third party investor in Rouse which have been classified as a liability, rather than as a non-controlling interest, due to the fact that the interests are mandatorily redeemable on or after November 12, 2025 for a set price per unit plus any accrued but unpaid distributions; distributions are capped and accrue regardless of available cash generated.

Capital securities also includes $481 million at June 30, 2022 (December 31, 2021 - $440 million) of preferred equity interests held by third party investors in the India REIT, which have been classified as a liability, rather than as a non-controlling interest, due to the fact that India REIT has a contractual obligation to make distributions to unitholders every six months at an amount no less than 90% of net distributable cash flows.

Capital Securities – Fund Subsidiaries includes $874 million at June 30, 2022 (December 31, 2021 - $810 million) of equity interests in Brookfield DTLA Holdings LLC (“DTLA”) held by co-investors in DTLA which have been classified as a liability, rather than as non-controlling interest, as holders of these interests can cause DTLA to redeem their interests in the fund for cash equivalent to the fair value of the interests on October 15, 2023, and on every fifth anniversary thereafter. Capital Securities – Fund Subsidiaries are measured at FVTPL.

Capital Securities – Fund Subsidiaries also includes $48 million at June 30, 2022 (December 31, 2021 - $49 million) which represents the equity interests held by the partnership’s co-investor in the D.C. Venture which have been classified as a liability, rather than as non-controlling interest, due to the fact that on June 18, 2023, and on every second anniversary thereafter, the holders of these interests can redeem their interests in the D.C. Venture for cash equivalent to the fair value of the interests.

At June 30, 2022, capital securities includes $37 million (December 31, 2021 - $38 million) repayable in Canadian Dollars of C$48 million (December 31, 2021 - C$49 million).
Reconciliation of cash flows from financing activities from capital securities is shown in the table below:

			Non-cash changes in capital securities
(US$ Millions)	Dec. 31, 2021	Capital securities issued	Fair value changes	Foreign currency translation	Other	Jun. 30, 2022
Capital securities	$3,085	$57	$91	$(25)	$(11)	$3,197
The following table presents changes to the GP Units and LP Units from the beginning of the year:

	General partnership units		Limited partnership units
(Thousands of units)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2021
Outstanding, beginning of period	139	139	298,987	435,980
Exchange LP Units exchanged	—	—	—	128
BPYU Units exchanged	—	—	—	8,922
Distribution Reinvestment Program	—	—	—	123
Issued under unit-based compensation plan	—	—	—	112
Privatization	—	—	—	(146,278)
Outstanding, end of period	139	139	298,987	298,987

Schedule of distributions made to partners
Distributions made to each class of partnership units, including units of subsidiaries that were exchangeable into LP Units, are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions, except per unit information)	2022	2021	2022	2021
Limited Partners	$104	$—	$209	$145
Holders of:
Redeemable/Exchangeable Partnership Units	187	—	371	150
Special LP Units	—	—	3	2
Exchange LP Units	—	—	—	1
FV LTIP Units	—	—	1	1
BPYU Units	—	—	—	13
Total	$291	$—	$584	$312
Per unit(1)	$0.3500	$—	$0.7000	$0.3325
(1)Per unit outstanding on the distribution record date